SHAREHOLDERS' EQUITY (Schedule of Warrants Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants exercised	217,000
September 2006 [Member]
Warrants and Rights Note Disclosure [Abstract]
Issuance date	Sep. 01, 2006	[1]
Outstanding	110,400	[1]
Exercise price	0.48	[1]
Exercisable through	December 31,2013	[1]
May 2009 (1) [Member]
Warrants and Rights Note Disclosure [Abstract]
Issuance date	May 01, 2009	[2]
Outstanding	39,406	[2]
Exercise price	0.48	[2]
Exercisable through	December 30,2013	[2]
May 2009 (2) [Member]
Warrants and Rights Note Disclosure [Abstract]
Issuance date	May 01, 2009	[2]
Outstanding	47,970	[2]
Exercise price	0.48	[2]
Exercisable through	January -July 2015	[2]
May 2009 (3) [Member]
Warrants and Rights Note Disclosure [Abstract]
Issuance date	May 01, 2009	[3]
Outstanding	439,513	[3]
Exercise price	0.48	[3]
Exercisable through	December 31,2013	[3],[4]
Warrants exercised	57,541

[1]	Issued in connection with the private investment carried out in September 2006.
[2]	Issued in connection with exercising the rights issued in the rights offering (see Note 13b).
[3]	Issued in connection with the rights offering (see Note 13b).
[4]	57,541 were exercised during the first quarter of 2013